Document and Entity Information	12 Months Ended
Jun. 28, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2012
Registrant Name	SCHWAB STRATEGIC TRUST
Central Index Key	0001454889
Amendment Flag	false
Document Creation Date	Jun. 25, 2012
Document Effective Date	Jun. 28, 2012
Prospectus Date	Jun. 28, 2012